Organization And Summary Of Significant Accounting Policies (Allowance For Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Opening balance	$ 311	$ 295	$ 252
Additional provision	261	150	362
Write-offs	(229)	(134)	(319)
Closing balance	$ 343	$ 311	$ 295